Gold and Silver Bullion and Stream Inventory - Footnotes (Details) $ in Millions	Jun. 30, 2025 USD ($) oz	Dec. 31, 2024 USD ($) oz
Gold and Silver Bullion and Stream Inventory
Carrying value	$ 6.6	$ 89.5
Stream ounces carrying value	$ 0.4	$ 7.3
Gold
Gold and Silver Bullion and Stream Inventory
Bullion received from royalty | oz	2,469	41,673
Carrying value	$ 6.3	$ 89.3
Stream ounces inventory | oz		6,216
Stream ounces carrying value		$ 5.6
Silver
Gold and Silver Bullion and Stream Inventory
Bullion received from royalty | oz	11,616	10,117
Carrying value	$ 0.3	$ 0.2
Stream ounces inventory | oz	39,357	154,010
Stream ounces carrying value	$ 0.4	$ 1.7